Income Taxes Components of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 1,102.5	$ 733.2	$ 739.5
Current State and Local Tax Expense (Benefit)	18.7	12.7	20.7
Deferred Federal Income Tax Expense (Benefit)	(119.9)	(528.7)	98.6
Deferred State and Local Income Tax Expense (Benefit)	0.0	(16.6)	0.3
Provision for income taxes	$ 1,001.3	$ 200.6	$ 859.1